Exhibit 99.13

j.p. morgan acceptance corporation ii abs-15g

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304874853	(redacted)	1148369	11/04/2025	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	3	1	Closed	Missing evidence of delivery to borrower of the revised LE (redacted). Timing requirement is not satisfied with the US Mailbox Rule applied.	11/06/2025	Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Low DTI - (redacted) DTI < (redacted) Max Allowed.;		11/06/2025 Finding is cleared with the attached disclosure tracking. - 11/06/2025 Finding is cleared with the attached disclosure tracking.	Funded	C	A	C	A	C	A	C	A	C	A